PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2020
Prepaid and Other Current Assets, Net
Schedule of Prepaid and Other Current Assets, Net

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited

Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	4,682	4,922
Due from former owners	2,848	—
Staff advances	6,591	4,446
Rental and other deposits	5,404	2,828
Prepaid professional services fees	5,278	2,566
Prepayments to suppliers	7,802	11,107
Loan to third party (Note iii)	9,000	32,165
Subsidy Receivable (Note iv)	—	4,767
Others (Note v)	11,230	9,816
Total before allowance for doubtful accounts	137,635	157,417
Less: allowance for doubtful accounts	(4,339)	(240)
Total	133,296	157,177

Schedule of Allowance for Doubtful Accounts

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited

Balance at beginning of year/period	(9,654)	(4,339)
Addition (Note vi)	(2,765)	(828)
Written off (Note vi)	8,080	4,927
Balance at end of year/period	(4,339)	(240)

Schedule of Series of Loan Agreements

	Amount		Interest Receivable as of
Date	(RMB)	Interest Rate	September 30, 2020	Due Date
December 2019	9,000	5.00%	327	September 30, 2021
January 2020	9,000	5.00%	336	September 30, 2021
January 2020	7,000	5.00%	250	September 30, 2021
January 2020	2,900	5.00%	103	September 30, 2021
March 2020	1,000	5.00%	26	September 30, 2021
July 2020	2,200	5.00%	23	September 30, 2021
Total	31,100		1,065